DEUTSCHE TOP 50 WORLD

(Class A Shares and Class B Shares)

DEUTSCHE TOP 50 EUROPE

(Class A Shares, Class B Shares and Class C Shares)

DEUTSCHE TOP 50 ASIA

(Class A Shares and Class B Shares)

DEUTSCHE TOP 50 US

(Class A Shares, Class B Shares and Class C Shares)

DEUTSCHE EUROPEAN MID-CAP FUND

(Class A Shares, Class B Shares and Class C Shares)

DEUTSCHE JAPANESE EQUITY FUND

(Class A Shares and Class B Shares)

DEUTSCHE US MONEY MARKET FUND

(Class A Shares and Class B Shares)

Series of the Deutsche Funds, Inc.

SUPPLEMENT TO THE COMBINED PROSPECTUSES DATED OCTOBER 31, 1998 AND COMBINED STATEMENTS OF ADDITIONAL INFORMATION DATED OCTOBER 31, 1998 OR FEBRUARY 8, 1999


     Effective December 20, 1999, ICC Distributors, Inc. replaces Edgewood Services, Inc. as Distributor of the Funds. ICC Distributors, Inc. is a Delaware corporation organized in August 1995 with principal offices at Two Portland Square, Portland, ME 04101. Accordingly, all references to Edgewood Services, Inc. or Edgewood in your

Prospectus and Statement of Additional Information should reflect this change.

Additionally, on December 31, 1999, the Deutsche US Money Market Fund Class A Shares and Class B Shares will close early due to early market closures. Accordingly, all purchase, redemption and exchange orders for this Fund must be completed by 12:00 p.m. (EST).

Effective January 18, 2000, Deutsche Funds, Inc. will change its name to Flag Investors Funds, Inc. All of the Funds will replace "Deutsche" in their names with "Flag Investors." Similarly, Deutsche Portfolios will change its name to Flag Investors Portfolios Trust and all of the Portfolios will replace "Deutsche" with "Flag Investors."

Also effective January 18, 2000, the Funds will decrease the minimum initial and subsequent investment amounts to $2,000 and $100, respectively; increase the quarterly minimum for automatic investment plans to $250; reduce to seven years the time when Class B Shares convert to Class A Shares; and apply a .50% contingent deferred sales charge to redemptions of Class A Shares occurring between the first and second years after purchase of such shares when bought without a sales charge based on an initial investment of $1 million or more.

                                                               December 13, 1999

Edgewood Services, Inc., Distributor
G02216-19 (12/99)